SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (24,638)	$ (7,865)	$ (8,726)
Foreign	120,136	37,711	(21,075)
Income / (loss) before income tax	$ 95,498	$ 29,846	$ (29,801)